Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Severance Costs [Member]	Dec. 31, 2012 Severance Costs [Member]	Dec. 31, 2013 Severance Costs [Member]	Dec. 31, 2013 Contract Termination and Other Associated Costs [Member]	Dec. 31, 2012 Contract Termination and Other Associated Costs [Member]	Dec. 31, 2013 Contract Termination and Other Associated Costs [Member]
Restructuring and Related Cost [Line Items]
Restructuring charges	$ 20	$ 19	$ 42		$ 14	$ 21		$ 6	$ 40
Cumulative amount paid since restructuring activities began	$ 30	$ 25		$ 56			$ 22			$ 34